Cover	Dec. 27, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2022
Entity File Number	001-40251
Entity Registrant Name	Newbury Street Acquisition Corporation
Entity Central Index Key	0001831978
Entity Tax Identification Number	85-3985188
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	121 High Street, Floor 3,
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	893-3057
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock and one-half of one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one-half of one Redeemable Warrant
Trading Symbol	NBSTU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NBST
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	NBSTW
Security Exchange Name	NASDAQ